CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Partners Capital [Abstract]
Common units, units issued (in shares)	232,677,222	218,880,103
Common units, units outstanding (in shares)	232,677,222	218,880,103
Class B Units, units issued (in shares)	5,313,400	5,313,400
Class B Units, units outstanding (in shares)	5,313,400	5,313,400
i units, units issued (in shares)	98,509,389	91,907,987
i-Units, units outstanding (in shares)	98,509,389	91,907,987